Fair value measurements - Geographic Allocations of Nomura's Trading Assets Related to Government, State, Municipal, and Government Agency Securities (Detail) (Government, agency and municipal securities [Member], JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 8,798	[1]	¥ 8,534	[1]
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	2,779		3,403
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	1,666		1,313
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	3,968		3,262
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets	¥ 385		¥ 556

[1]	Other than above, there were \715 billion and \756 billion of government, agency and municipal securities in Other assets-Non-trading debt securities as of March 31, 2013 and 2014, respectively. These securities are primarily Japanese government, agency and municipal securities.